Note L - Commitments and Contingent Liabilities (Details Textual)	Dec. 31, 2016	Dec. 31, 2015	Mar. 22, 2007
Debt Instrument, Interest Rate, Stated Percentage	2.64%	2.19%	6.58%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.25%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.09%
Fixed Rate Commitments [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Fixed Rate Commitments [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.25%